Label	Element	Value
Calamos Nasdaq-100 Structured Alt Protection ETF - March
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Calamos Nasdaq-100® Structured Alt Protection ETF® – March
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

CALAMOS ETF TRUST

(the “Trust”)

Calamos Nasdaq-100® Structured Alt Protection ETF® – March

(the “Fund”)

Supplement dated February 27, 2026

to the Fund’s Prospectus dated November 28, 2025, as amended

This supplement updates certain information contained in the Fund’s prospectus and should be attached to the prospectus and retained for future reference.

Capitalized terms not defined herein have the same meaning as in the Fund’s prospectus.

As described in the Fund’s prospectus, an investment in shares of the Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the Outcome Period of approximately one year. The Fund’s current Outcome Period will end on February 28, 2026. The next Outcome Period will begin on March 1, 2026 and end on February 28, 2027 (the “Upcoming Outcome Period”). The Fund’s Cap for the Outcome Period beginning on March 1, 2026 is set forth below.

6.56%

(5.87% after taking into account the Fund’s management fees)

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s management fee, as described in the prospectus. Accordingly, references to the Fund’s Cap before and after the Fund’s management fees will change to state that prior to fees and expenses being taken into account, the Cap is 6.56%, and after fees and expenses are taken into account, the Cap is 5.87%.

Effective March 1, 2026, the Fund’s Prospectus is amended to revise all references to the Outcome Period and Cap to reflect the information above.

On March 1, 2026, the Fund’s summary prospectus will be amended to update all references to the Cap and Outcome Period to reflect the Cap and new Outcome Period, as described above.